                       PEGASUS PATHMAKER VARIABLE ANNUITY
                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

SUPPLEMENT DATED JULY 11, 1997 TO THE PEGASUS PATHMAKER PROSPECTUS DATED MAY 1,
                                      1997

1. The "Annual Fund Operating Expenses" table should be deleted and replaced with the following:

                         Annual Fund Operating Expenses
                        (as a percentage of net assets)

                                                                        TOTAL FUND
                                                  MANAGEMENT   OTHER    OPERATING
                                                     FEES     EXPENSES   EXPENSES
                                                  ----------  --------  ----------
 Pegasus Mid-Cap Opportunity Fund (1)............    0.60%      0.35%      0.95%
 Pegasus Growth Fund (1).........................    0.60%      0.35%      0.95%
 Pegasus Growth and Value Fund (1)...............    0.60%      0.35%      0.95%
 Pegasus Intrinsic Value Fund (1)(2).............    0.60%      0.35%      0.95%
 Pegasus Bond Fund (1)(2)........................    0.40%      0.35%      0.75%
 Pegasus Managed Assets Balanced Fund (1) (3)....    0.65%      0.30%      0.95%
 Pegasus Money Market Fund (1)(3)................    0.30%      0.30%      0.60%
 Putnam VT New Opportunities Fund................    0.63%      0.09%      0.72%
 Putnam VT International Growth Fund.............    0.80%      0.18%      0.98%
 Putnam VT Global Growth Fund....................    0.60%      0.16%      0.76%
 Putnam VT Global Asset Allocation Fund..........    0.68%      0.15%      0.83%
 Putnam VT Growth and Income Fund................    0.49%      0.05%      0.54%
 Putnam VT Diversified Income Fund...............    0.70%      0.13%      0.83%
 Putnam VT U.S. Government and High Quality Bond
   Fund..........................................    0.62%      0.07%      0.69%
 Putnam VT Money Market Fund (4).................    0.45%      0.10%      0.55%

------------------------

(1) Operating expenses of these Funds of the Pegasus Variable Annuity Fund reflect the management fee schedule that will be in effect for future periods combined with the historic expense levels for the Funds. The Investment Adviser has agreed to waive portions of the management fee in order to keep total Fund operating expenses at the level shown in the table.

(2) These Fund expenses reflect the anticipated expenses for 1997. The Funds had no actual expenses in 1996 because as of December 31, 1996, they had not commenced operations.

(3) These Funds are closed to new investors and to transfers and additional premium payments from current investors effective May 1, 1997

(4) Other expenses for Putnam VT Money Market Fund have been restated to reflect the cost of certain insurance purchased by the Fund. See "Putnam VT Money Market Fund -- Insurance" in the Fund's prospectus. Actual other expenses and total Fund operating expenses were 0.08% and 0.53%, respectively.

2. In addition, the "Example" table should be replaced with the following:

EXAMPLE

                           If you surrender your Contract     If you annuitize your Contract     If you do not surrender your
                           at the end of the applicable       at the end of the applicable       Contract, you would pay the
                           time period, you would pay the     time period, you would pay the     following expenses on a $1,000
                           following expenses on a $1,000     following expenses on a $1,000     investment, assuming a 5%
                           investment, assuming a 5%          investment, assuming a 5%          annual return on assets:
                           annual return on assets:           annual return on assets:

 SUB-ACCOUNT               1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS
                           ------ ------- ------- --------    ------ ------- ------- --------    ------ ------- ------- --------
 Pegasus Mid-Cap
   Opportunity Fund.......  $ 85   $ 127   $ 171    $ 279      $ 24   $  76   $ 130    $ 278      $ 25   $  77   $ 131    $ 279
 Pegasus Growth Fund......    85     127     171      279        24      76     130      278        25      77     131      279
 Pegasus Growth and Value
   Fund...................    85     127     171      279        24      76     130      278        25      77     131      279
 Pegasus Intrinsic Value
   Fund...................    85     127     171      279        24      76     130      278        25      77     131      279
 Pegasus Bond Fund........    83     120     161      259        22      70     120      258        23      70     121      259
 Pegasus Managed Assets
   Balanced Fund (1)......    84     124     166      269        23      71     122      261        24      74     126      269
 Pegasus Money Market Fund
   (1)....................    80     113     148      232        19      60     104      224        20      63     108      232
 PCM New Opportunities
   Fund...................    83     120     159      255        22      67     115      247        23      70     119      255
 PCM International Growth
   Fund...................    85     127     171      280        24      74     127      272        25      77     131      280
 PCM Global Growth Fund...    83     121     161      260        22      68     117      251        23      71     121      260
 PCM Global Asset
   Allocation Fund........    84     123     165      267        23      70     121      254        24      73     125      267
 PCM Growth and Income
   Fund...................    80     117     155      247        21      65     111      239        22      67     115      247
 PCM Diversified Income
   Fund...................    84     123     165      267        23      70     121      259        24      73     125      267
 PCM U.S. Government and
   High Quality Bond
   Fund...................    82     119     158      252        21      66     113      244        22      69     118      252
 PCM Money Market Fund....    81     114     150      238        20      62     106      229        21      64     110      238

(1) These Funds are closed to new investors and to transfers and additional premium payments from current investors.

    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.